Fees Summary	May 15, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,210,582.18
Previously Paid Amount	0.00
Total Fee Amount	2,791.09
Total Offset Amount	0.00
Net Fee	$ 2,791.09